Accounts Receivable, Net (Details) - Schedule of movement of allowance of doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 5,744,387	$ 1,808,889	$ 194,375
Current year addition	2,887,754	3,890,827	1,514,559
Write-off		(43,401)
Foreign currency translation adjustments	(584,614)	88,072	99,955
Balance at end of the year	$ 8,047,527	$ 5,744,387	$ 1,808,889